Additional Information on Operating Expenses By Nature (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Depreciation, Amortization and Impairment Charges

Depreciation, amortization and impairment charges are included in the following line items of the 2017 income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Impairment of goodwill

Cost of sales	2 817	40	—
Distribution expenses	199	4	—
Sales and marketing expenses	425	196	—
Administrative expenses	337	248	—
Other operating expenses	4	—	6

	3 782	488	6

Depreciation, amortization and impairment charges were included in the following line items of the 2016 income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Impairment of goodwill

Cost of sales	2 292	21	—
Distribution expenses	143	1	—
Sales and marketing expenses	363	208	—
Administrative expenses	222	218	—
Other operating expenses	2	1	—

	3 025	452	—

Depreciation, amortization and impairment charges were included in the following line items of the 2015 income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Impairment of goodwill

Cost of sales	2 122	17	—
Distribution expenses	122	1	—
Sales and marketing expenses	285	173	—
Administrative expenses	170	177	—
Other operating expenses	4	—	—
Exceptional items	12	32	38

	2 715	400	38